Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table presents the change in goodwill by segment for the years ended December 31, 2012 and 2011:

(in millions)	Corporate	Public	Other (1)	Consolidated

Balances as of December 31, 2010:
Goodwill	$2,794.4	$1,261.4	$107.1	$4,162.9
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$78.8	$2,209.1

2011 Activity:
Translation adjustment	$—	$—	$(0.7)	$(0.7)
	$—	$—	$(0.7)	$(0.7)

Balances as of December 31, 2011:
Goodwill	$2,794.4	$1,261.4	$106.4	$4,162.2
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$78.1	$2,208.4

2012 Activity:
Translation adjustment	$—	$—	$0.9	$0.9
	$—	$—	$0.9	$0.9

Balances as of December 31, 2012:
Goodwill	$2,794.4	$1,261.4	$107.3	$4,163.1
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$79.0	$2,209.3
(1)Other is comprised of CDW Advanced Services and Canada reporting units.

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	3 to 5 years
Other	1 to 10 years
The following table presents a summary of intangible assets at December 31, 2012 and 2011:

(in millions)
December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$1,861.7	$733.3	$1,128.4
Trade name	421.0	109.9	311.1
Internally developed software	97.4	60.1	37.3
Other	3.3	1.6	1.7
Total	$2,383.4	$904.9	$1,478.5

December 31, 2011
Customer relationships	$1,861.4	$593.2	$1,268.2
Trade name	421.0	88.8	332.2
Internally developed software	77.1	43.3	33.8
Other	3.3	1.5	1.8
Total	$2,362.8	$726.8	$1,636.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated future amortization expense related to intangible assets for the next five years is as follows:

(in millions)
Years ending December 31,
2013	$177.4
2014	173.6
2015	166.3
2016	162.2
2017	161.6